Schedule of Investments (unaudited)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
Megaport Ltd.(a)	362,100	$4,900,410

Canada — 1.2%
ATS Automation Tooling Systems Inc.(a)	157,550	5,360,723

China — 10.5%
Alibaba Group Holding Ltd.(a)	146,800	3,018,598
Baidu Inc., ADR(a)	24,250	3,934,320
DouYu International Holdings Ltd., ADR(a)	557,750	1,756,913
Hello Group Inc., ADR	289,800	3,608,010
HengTen Networks Group Ltd.(a)(b)	5,200,000	1,774,043
HUYA Inc., ADR(a)(b)	171,350	1,408,497
iQIYI Inc., ADR(a)	278,400	2,305,152
JOYY Inc., ADR	57,900	2,917,581
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	104,450	2,399,216
Lenovo Group Ltd.	3,318,000	3,603,242
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	343,200	1,659,104
Sohu.com Ltd., ADR(a)(b)	248,450	5,033,597
Tencent Holdings Ltd.	55,000	3,345,639
Tencent Music Entertainment Group, ADR(a)	234,100	1,840,026
Weibo Corp., ADR(a)	92,200	4,147,156
ZTE Corp., Class H	1,470,000	4,412,697
		47,163,791
France — 1.9%
Atos SE	67,400	3,516,438
Dassault Systemes SE.	86,100	5,028,016
		8,544,454
Germany — 2.4%
Duerr AG	99,500	4,509,633
Nemetschek SE	55,901	6,418,362
		10,927,995
Israel — 3.0%
Maytronics Ltd.	205,450	4,856,473
Nano Dimension Ltd., ADR(a)	535,450	3,148,446
Stratasys Ltd.(a)(b)	180,000	5,677,200
		13,682,119
Japan — 9.0%
Fanuc Corp.	18,100	3,576,942
Harmonic Drive Systems Inc.	75,000	3,399,878
Kawasaki Heavy Industries Ltd.	165,000	3,348,252
Kyocera Corp.	64,000	3,747,005
Minebea Mitsumi Inc.	145,200	3,676,032
Nidec Corp.	36,000	3,987,282
Oracle Corp. Japan	41,000	3,879,602
Ricoh Co. Ltd.	365,400	3,558,205
Sharp Corp.	250,000	2,948,797
Sony Group Corp.	41,100	4,759,227
Yaskawa Electric Corp.	85,000	3,681,525
		40,562,747
Netherlands — 1.9%
Universal Music Group NV	110,200	3,199,430
Universal Music Group NV	3,650	105,970
Yandex NV, Class A(a)	60,350	4,999,394
		8,304,794
South Korea — 3.2%
LG Electronics Inc.	32,350	3,346,733
NAVER Corp.	12,500	4,346,032
Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	55,400	$3,316,971
Samsung SDS Co. Ltd.	25,250	3,318,940
		14,328,676
Sweden — 1.1%
Spotify Technology SA(a)	16,400	4,746,160

Switzerland — 2.4%
Comet Holding AG, Registered	15,400	5,730,206
STMicroelectronics NV.	109,650	5,206,049
		10,936,255
Taiwan — 5.9%
Alchip Technologies Ltd.	186,000	6,909,005
Global Unichip Corp.	312,000	6,733,382
HTC Corp.(a)	3,050,000	7,207,585
Parade Technologies Ltd.	90,000	5,797,756
		26,647,728
United Kingdom — 1.7%
AVEVA Group PLC.	88,100	4,290,109
Clarivate PLC(a)	133,700	3,135,265
		7,425,374
United States — 54.4%
3D Systems Corp.(a)(b)	137,650	3,876,224
Adobe Inc.(a)	8,035	5,225,643
Advanced Micro Devices Inc.(a)	50,550	6,077,626
Alphabet Inc., Class A(a)	1,636	4,844,065
Altair Engineering Inc., Class A(a)	59,650	4,640,173
Alteryx Inc., Class A(a)	48,600	3,557,034
Altra Industrial Motion Corp.	65,550	3,418,433
Amazon.com Inc.(a)	1,250	4,215,538
Ambarella Inc.(a)	41,404	7,694,105
AMETEK Inc.	29,600	3,919,040
Analog Devices Inc.	24,679	4,281,560
ANSYS Inc.(a)	11,700	4,441,086
Apple Inc.	32,335	4,843,783
Autodesk Inc.(a)	14,400	4,573,584
Bentley Systems Inc., Class B(b)	66,700	3,945,305
CEVA Inc.(a)	96,850	4,417,329
Cognex Corp.	54,512	4,774,706
Domo Inc., Class B(a)	61,450	5,429,107
Dropbox Inc., Class A(a)	150,691	4,594,569
Elastic NV(a)(b)	33,250	5,769,207
FARO Technologies Inc.(a)	57,094	4,200,406
fuboTV Inc.(a)	150,650	4,490,877
GoDaddy Inc., Class A(a)	52,800	3,652,176
HubSpot Inc.(a)	8,250	6,684,397
Intel Corp.	71,272	3,492,328
International Business Machines Corp.	30,050	3,759,255
Intuitive Surgical Inc.(a)	14,250	5,146,102
iRobot Corp.(a)	43,300	3,612,086
Lattice Semiconductor Corp.(a)	75,600	5,249,664
Lumen Technologies Inc.	271,400	3,218,804
Meta Platforms Inc, Class A(a)	12,600	4,076,982
Microchip Technology Inc.	52,582	3,895,800
Microsoft Corp.	15,600	5,173,272
MicroStrategy Inc., Class A(a)	8,500	6,078,010
Netflix Inc.(a)	8,163	5,635,001
NVIDIA Corp.(b)	23,150	5,918,760
Palantir Technologies Inc., Class A(a)	161,350	4,175,738
Pegasystems Inc.	32,650	3,876,208

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pinterest Inc., Class A(a)	65,900	$2,941,776
Proto Labs Inc.(a)	45,550	2,724,346
PTC Inc.(a)	33,451	4,259,985
QUALCOMM Inc.	31,000	4,124,240
salesforce.com Inc.(a)	17,450	5,229,590
Silicon Laboratories Inc.(a)	31,050	5,860,998
Snap Inc., Class A, NVS(a)	67,150	3,530,747
Snowflake Inc., Class A(a)	17,450	6,174,508
Splunk Inc.(a)	38,250	6,304,365
Sumo Logic Inc.(a)	182,150	3,145,731
Teradata Corp.(a)	102,629	5,804,696
Texas Instruments Inc.	20,450	3,833,966
Twitter Inc.(a)	70,700	3,785,278
Walt Disney Co. (The)(a)	23,082	3,902,474
Xilinx Inc.	30,850	5,553,000
		244,049,683
Total Common Stocks — 99.7%
(Cost: $353,447,439)		447,580,909

Short-Term Investments

Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	21,516,619	21,527,377

Total Short-Term Investments — 4.8%
(Cost: $21,527,377)		21,527,377

Total Investments in Securities — 104.5%
(Cost: $374,974,816)		469,108,286

Other Assets, Less Liabilities — (4.5)%		(20,185,271)

Net Assets — 100.0%		$448,923,015

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,642,364	$—	$(8,114,987	)(a)	$4,299	$(4,299)	$21,527,377	21,516,619	$42,956	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares(c)	790,000	—	(790,000	)(a)	—	—	—	—	6		—
					$4,299	$(4,299)	$21,527,377		$42,962		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Robotics and Artificial Intelligence Multisector ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	7	12/17/21	$1,138	$51,014

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$303,772,740	$143,808,169	$—	$447,580,909
Money Market Funds	21,527,377	—	—	21,527,377
	$325,300,117	$143,808,169	$—	$469,108,286
Derivative financial instruments(a)
Assets
Futures Contracts	$51,014	$—	$—	$51,014

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR                           American Depositary Receipt

NVS                           Non-Voting Shares

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